Depreciation, amortization and impairment of assets (Tables)	12 Months Ended
Dec. 31, 2022
Detailed Information About Depreciation Amortization And Impairment Of Assets [Abstract]
Summary of Breakdown for Depreciation, Amortization, and Impairment of Assets
The following table provides a breakdown for depreciation, amortization and impairment of assets:

	For the years ended December 31,
(€ thousands)	2022	2021	2020
Depreciation and amortization	(171,882)	(154,195)	(166,205)
of which:
Right-of-use assets	(119,297)	(105,779)	(108,510)
Property, plant and equipment and investment property	(40,202)	(37,919)	(46,280)
Intangible assets with a finite useful life	(12,383)	(10,497)	(11,415)
Impairment	(1,639)	(9,172)	(19,725)
of which:
Right-of-use assets	(2,369)	(6,486)	(15,716)
Property, plant and equipment and investment property	756	(2,647)	(4,011)
Intangible assets with a finite useful life	(26)	(39)	2
Total depreciation, amortization and impairment of assets	(173,521)	(163,367)	(185,930)